Related Party Transactions (Details Narrative)	2 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2022 shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Mar. 31, 2021 CAD ($) shares	Mar. 30, 2021 USD ($)	Mar. 30, 2021 CAD ($)	Mar. 08, 2021 USD ($)	Mar. 08, 2021 CAD ($)	Sep. 15, 2020 USD ($)	Sep. 15, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Due to related parties		$ 56,342		$ 13,831
Management fees		315,753	$ 69,000
Director fees		$ 244,490	$ 131,121
Number of shares issued | shares		2,000,000	1,416,667		1,416,667
Settlement of accounts payable		$ 242,513	$ 70,833
Shares exercised | shares	146,250	50,000		3,910,000
Principal receivable						$ 29,528	$ 37,500	$ 89,198	$ 112,500	$ 9,870	$ 13,000
Notes receivable				$ 532,485
Due from related parties				$ 517,985
Interest rate				5.00%
Maturity date description				mature between one to two years from grant
Promissory Note Agreements [Member]
IfrsStatementLineItems [Line Items]
Principal receivable			$ 518,820		$ 648,078
Stock options [member]
IfrsStatementLineItems [Line Items]
Shares exercised | shares	50,000		670,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	196,250		5,146,667		5,146,667
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	50,000
Shares exercised | shares	50,000		4,476,667
Director [Member]
IfrsStatementLineItems [Line Items]
Director fees		$ 18,000	$ 18,000